Oct. 29, 2024
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Objective
The abrdn Focused U.S. Small Cap Active ETF (the “Focused U.S. Small Cap Active ETF” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution Fees	None
Other Expenses(1)	1.47%
Total Annual Fund Operating Expenses	2.12%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	1.47%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.65%

(1) “Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.

(2) abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% for the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees of the Board. This limit excludes certain expenses, including any taxes, interest, brokerage fees, Acquired Fund Fees and Expenses, and extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Focused U.S. Small Cap Active ETF with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee limitation until its expiration, which impacts the 1- and 3-Year figures listed below).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$66	$370	$859	$2,209

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of abrdn Focused U.S. Small Cap Equity Fund (the “Predecessor Fund”), the Predecessor Fund’s portfolio turnover rate was 16.83% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Focused U.S. Small Cap Active ETF invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies. The Fund will be managed pursuant to a “focused” strategy whereby the Fund’s investment adviser will typically invest the Fund’s assets in a small number of issuers. Generally, the Fund expects to hold approximately 35 to 45 issuers.

For purposes of the Fund’s 80% policy, a company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of, or has its principal office in the United States;

●	the company has its principal securities trading market in the United States; and/or

●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States.

The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies include in the Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $11.38 million to $15.86 billion as of September 30, 2024.

Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities. While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials sector.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. The Fund may also invest in non-U.S. companies.

In seeking to achieve the Fund’s investment objective, the Adviser invests in quality companies and is an active, engaged owner. The Adviser then evaluates every company against its own quality criteria and builds conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. Through fundamental research, supported by a global research presence, the Adviser seeks to identify companies whose quality and future prospects are not yet fully recognized by the market.

Performance

The bar chart and table below can help you evaluate potential risks of the Focused U.S. Small Cap Active ETF. It is currently contemplated that before the Fund commences operations, all of the assets of another investment company advised by abrdn Inc., the Predecessor Fund, will be transferred to the Fund in a tax-free reorganization. It is currently contemplated that the reorganization, which does not require the approval of shareholders of the Fund or the Predecessor Fund, will occur on or around February 14, 2025. The Fund has the same investment objective and strategies as those of the Predecessor Fund.

The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the Predecessor Fund’s Institutional Class Shares) has varied from year to year. The table compares the Fund’s average annual total returns (represented by the performance of the Predecessor Fund’s Institutional Class Shares) to the returns of the Russell 3000® Index, a broad-based securities index, and the Russell 2000® Index. Effective February 29, 2024, in anticipation of new regulatory requirements, the Predecessor Fund’s broad-based securities market index changed from the Russell 2500® Index to the Russell 3000® Index in the Predecessor Fund’s total return table. Also effective February 29, 2024, the Russell 2000® Index became the Predecessor Fund’s secondary benchmark to reflect the change in the Predecessor Fund’s investment strategy. Pursuant to federal rules and regulations, the Russell 2500® Index will continue to be shown for twelve months following its removal as the Predecessor Fund’s primary benchmark. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the Predecessor Fund’s Institutional Class Shares. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/us/literature or call 866-667-9231.

Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)

Calendar Year-to-Date Total Return as of September 30, 2024: 13.70% Highest Return: 18.45% – 2nd quarter 2020 Lowest Return: -18.83% – 2nd quarter 2022
Average Annual Total Returns as of December 31, 2023

After-tax returns are shown in the following table for Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

	1 Year	5 years	10 years
Institutional Class Shares – Before Taxes	10.00%	12.41%	7.36%
Institutional Class Shares – After Taxes on Distributions	10.00%	9.74%	4.28%
Institutional Class Shares – After Taxes on Distributions and Sales of Shares(1)	5.92%	9.48%	5.08%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	9.97%	7.16%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.42%	11.67%	8.36%

(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.